UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                            as of April 30, 2017 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 19.3%
Banco del Estado de Chile:
1.03%, 5/12/2017	5,000,000	5,000,000
1.18%, 7/11/2017	6,500,000	6,499,998
Bank of Montreal:
1.444% *, 7/17/2017	8,500,000	8,500,000
1.502% *, 6/7/2017	10,000,000	10,000,000
1.53% *, 1/11/2018	5,320,000	5,320,000
Bank of Nova Scotia, 1.42% *, 7/13/2017	5,000,000	5,000,000
Canadian Imperial Bank of Commerce:
1.423% *, 5/23/2017	9,200,000	9,202,322
1.454% *, 5/24/2017	9,400,000	9,402,679
Dexia Credit Local, 1.404% *, 8/16/2017	7,850,000	7,850,000
DNB Bank ASA, 0.91%, 5/2/2017	35,000,000	35,000,000
DZ Bank AG:
1.19%, 6/1/2017	7,000,000	7,000,000
1.2%, 8/15/2017	9,750,000	9,750,000
Svenska Handelsbanken AB, 1.383% *, 8/4/2017	9,500,000	9,500,000
Toronto-Dominion Bank:
1.11%, 6/20/2017	5,000,000	5,000,000
1.25%, 7/14/2017	7,500,000	7,500,000
1.452% *, 5/19/2017	5,000,000	5,000,658
Wells Fargo Bank NA, 1.554% *, 1/18/2018	10,000,000	10,000,000
Westpac Banking Corp., 1.309% *, 3/8/2018	8,500,000	8,500,000
Total Certificates of Deposit and Bank Notes (Cost $164,025,657)		164,025,657
Commercial Paper 31.1%
Issued at Discount ** 16.0%
Bank Nederlandse Gemeenten NV, 1.115%, 8/4/2017	8,500,000	8,475,327
BPCE SA, 1.186%, 8/1/2017	7,125,000	7,103,696
Cooperatieve Rabobank UA, 1.298%, 10/6/2017	5,000,000	4,971,911
Erste Abwicklungsanstalt, 1.044%, 5/26/2017	6,000,000	5,995,708
Federation des Caisses Desjardins du Quebec, 1.065%, 6/1/2017	11,500,000	11,489,602
Manhattan Asset Funding Co., LLC:
0.983%, 5/12/2017	7,500,000	7,497,777
1.034%, 5/30/2017	2,928,000	2,925,594
MetLife Short Term Funding LLC, 0.994%, 5/22/2017	7,000,000	6,995,998
NRW.Bank:
1.156%, 8/4/2017	9,000,000	8,972,925
1.166%, 8/17/2017	15,000,000	14,948,250
Ontario Teachers Finance Trust:
1.379%, 9/15/2017	5,000,000	4,974,122
1.379%, 10/27/2017	8,750,000	8,690,831
Pricoa Short Term Funding LLC, 1.237%, 7/5/2017	5,000,000	4,988,986
Swedbank AB:
1.034%, 6/7/2017	8,500,000	8,491,089
1.176%, 7/31/2017	12,200,000	12,164,227
Toronto-Dominion Holdings (U.S.A.), Inc., 1.252%, 10/6/2017	7,150,000	7,111,245
United Overseas Bank Ltd., 1.166%, 6/16/2017	10,000,000	9,985,306
		135,782,594
Issued at Par * 15.1%
ASB Finance Ltd.:
1.366%, 11/9/2017	4,000,000	4,000,000
1.45%, 2/15/2018	10,140,000	10,140,000
1.62%, 9/13/2017	8,500,000	8,512,759
Bank of Nova Scotia, 1.296%, 4/11/2018	8,000,000	8,000,000
Bedford Row Funding Corp., 1.264%, 4/12/2018	9,322,000	9,322,000
Collateralized Commercial Paper Co., LLC, 1.456%, 5/9/2017	5,000,000	5,000,000
Commonwealth Bank of Australia, 1.442%, 12/1/2017	5,215,000	5,215,000
DZ Bank AG, 1.356%, 6/8/2017	8,500,000	8,500,000
Erste Abwicklungsanstalt, 144A, 1.21%, 9/7/2017	7,500,000	7,500,000
HSBC Bank PLC, 1.228%, 12/22/2017	7,500,000	7,500,000
Kells Funding LLC, 144A, 1.336%, 5/8/2017	12,000,000	11,999,926
Ontario Teachers Finance Trust, 1.426%, 6/8/2017	9,000,000	9,000,000
Oversea-Chinese Banking Corp., Ltd.:
1.156%, 11/1/2017	10,000,000	9,999,795
1.193%, 9/5/2017	7,500,000	7,500,000
1.214%, 6/1/2017	8,000,000	8,000,000
Thunder Bay Funding LLC, 1.192%, 9/27/2017	7,745,000	7,745,000
		127,934,480
Total Commercial Paper (Cost $263,717,074)		263,717,074
Short-Term Notes 1.3%
Credit Suisse AG, 1.375%, 5/26/2017	5,000,000	5,000,395
National Australia Bank Ltd., 144A, 1.3%, 6/30/2017	5,000,000	5,000,556
Royal Bank of Canada, 1.25%, 6/16/2017	708,000	708,117
Total Short-Term Notes (Cost $10,709,068)		10,709,068
Government & Agency Obligations 3.0%
U.S. Government Sponsored Agencies 1.2%
Federal Farm Credit Bank, 1.159% *, 3/8/2018	10,000,000	9,999,560
U.S. Treasury Obligations 1.8%
U.S. Treasury Floating Rate Note, 1.094% *, 1/31/2018	15,000,000	15,002,505
Total Government & Agency Obligations (Cost $25,002,065)		25,002,065
Time Deposit 3.5%
Credit Agricole SA, 0.83%, 5/1/2017 (Cost $29,895,308)	29,895,308	29,895,308
Municipal Investments 36.5%
Arizona, Salt River Pima-Maricopa Indian Community, 0.9% ***, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
California, Kaiser Foundation Hospitals, TECP, 1.011%, 5/1/2017, GTY: Kaiser Health	21,729,000	21,729,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 0.9% ***, 1/1/2033, LOC: PNC Bank NA	2,000,000	2,000,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.93% *, 12/15/2045, LIQ: Freddie Mac	3,901,000	3,901,000
"A", Series M015, AMT, 0.93% *, 5/15/2046, LIQ: Freddie Mac	995,000	995,000
Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.98% ***, 9/1/2027, LOC: Branch Banking & Trust	6,400,000	6,400,000
Illinois, RBC Municipal Products, Inc. Trust, Series E-76, 144A, 1.05% ***, 11/7/2018, LOC: Royal Bank of Canada	10,000,000	10,000,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.9% ***, 4/1/2031, LOC: PNC Bank NA	6,780,000	6,780,000
Indiana, State Municipal Power Agency Revenue, Series A, 0.92% ***, 1/1/2018, LOC: Citibank NA	3,640,000	3,640,000
Jets Stadium Development, 144A, 1.05% ***, 5/5/2017	22,835,000	22,835,000
King County, WA, Water Sewer Revenue, Junior Lien, Series A, 0.93% ***, 1/1/2032, LOC: Landesbank Hessen-Thuringen	4,950,000	4,950,000
King George County, VA, Industrial Development Authority, Exempt Facility Revenue, Birchwood Power Partners Project:
AMT, 0.91% ***, 11/1/2025, LOC: Mizuho Bank Ltd.	9,200,000	9,200,000
Series A, AMT, 0.91% ***, 4/1/2026, LOC: Mizuho Bank Ltd.	6,200,000	6,200,000
AMT, 0.91% ***, 3/1/2027, LOC: Mizuho Bank Ltd.	4,600,000	4,600,000
Los Angeles, CA, Metropolitan Transportation Authority, TECP, 1.1%, 6/13/2017, LOC: Bank of America	5,154,000	5,154,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.04% ***, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
Massachusetts, Simmons College, 1.0% ***, 10/1/2022, LOC: TD Bank NA	185,000	185,000
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.93% ***, 9/1/2050, LOC: PNC Bank NA	9,000,000	9,000,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.9% ***, 12/1/2030, GTY: Chevron Corp.	12,750,000	12,750,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue:
Series G, 0.97% ***, 11/1/2039, LOC: Bank of America NA	1,930,000	1,930,000
Series G, 0.97% ***, 11/1/2047, LOC: Bank of America NA	2,930,000	2,930,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.96% ***, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 1.15% ***, 5/1/2048, LOC: Bank of China	170,000	170,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.9% ***, 11/1/2046, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series B-2, 1.2% ***, 11/1/2049, LOC: Bank of China	37,250,000	37,250,000
New York City, NY, Housing Development Corp., 155 West 21st Street LLC, Series B, 0.95% ***, 11/15/2037, LIQ: Fannie Mae, LOC: Fannie Mae	5,700,000	5,700,000
New York City, NY, Housing Development Corp., 90 West Street LLC, Series B, 0.95% ***, 3/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	7,700,000	7,700,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.93% ***, 7/1/2039, LOC: Citibank NA	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 3, 0.94% ***, 11/1/2022, SPA: Bank of New York Mellon	8,250,000	8,250,000
New York, NY, General Obligation, Series D-5, 0.91% ***, 8/1/2041, LOC: PNC Bank NA	10,200,000	10,200,000
Oregon, State School Boards Association, Short-Term Borrowing Program Certificates, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017, INS: NATL	4,655,000	4,646,646
Pasadena, CA, Certificates Participation, Series A, 0.89% ***, 2/1/2035, LOC: Bank of America NA	7,600,000	7,600,000
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 0.87% ***, 10/1/2030, LOC: TD Bank NA	4,000,000	4,000,000
Pitkin County, CO, Multi-Family Housing Revenue, Centennial-Aspen II LP, Series A, 0.91% ***, 12/1/2024, LOC: U.S. Bank NA	1,735,000	1,735,000
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.92% ***, 12/1/2035, INS: FGIC, LOC: Societe Generale	1,325,000	1,325,000
San Francisco, CA, City & County Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.04% ***, 12/1/2033, LOC: Citibank NA	1,325,000	1,325,000
San Jose, CA, Civic Improvement Authority, TECP, 1.08%, 5/2/2017	9,635,000	9,635,000
San Jose, CA, Financing Authority Lease Revenue:
TECP, 1.15%, 5/2/2017, LOC: U.S.Bank	8,622,000	8,622,000
TECP, 1.15%, 5/2/2017, LOC: State Street	8,621,000	8,621,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.95% ***, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	10,000,000	10,000,000
Tennessee, Vanderbilt University, TECP, 1.174%, 7/11/2017	640,000	638,548
Texas, State General Obligation, 0.91% ***, 12/1/2047, SPA: Sumitomo Mitsui Banking	12,000,000	12,000,000
University of California, State Revenues, Series Z-2, 0.88% ***, 7/1/2041	1,200,000	1,200,000
Westchester County, NY, Healthcare Corp. Revenue, Series D, 0.99% ***, 11/1/2034, LOC: TD Bank NA	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.92% ***, 6/1/2037, LOC: JPMorgan Chase Bank NA	3,015,000	3,015,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.9% ***, 8/15/2034, LOC: JPMorgan Chase Bank NA	7,200,000	7,200,000
Total Municipal Investments (Cost $309,252,194)		309,252,194
Repurchase Agreements 3.5%
JPMorgan Securities, Inc., 1.189%, dated 4/27/2016, to be repurchased at $30,452,811 on 7/28/2017 (a) (b) (Cost $30,000,000)	30,000,000	30,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $832,601,366) †	98.2	832,601,366
Other Assets and Liabilities, Net	1.8	15,472,868
Net Assets	100.0	848,074,234

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2017.
†	The cost for federal income tax purposes was $832,601,366.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of April 30, 2017. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
610,938	Edsouth Indenture No. 3 LLC	1.721	4/25/2039	608,776
7,805	JPMorgan Chase Commercial Mortgage Securities Trust	5.943	4/17/2045	7,829
18,633,596	National Collegiate Student Loan Trust	1.121-1.271	11/25/2027-4/25/2029	18,483,769
919,000	Navient Student Loan Trust	1.501	6/25/2031	904,996
11,236,967	SLM Student Loan Trust	1.266-1.641	7/26/2021-6/25/2043	10,919,251
Total Collateral Value				30,924,621

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$802,601,366	$—	$802,601,366
Repurchase Agreements	—	30,000,000	—	30,000,000
Total	$—	$832,601,366	$—	$832,601,366

There have been no transfers between fair value measurement levels during the period ended April 30, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2017